Acquisition Of Aero Networks LLC (Summary Of Purchase Consideration) (Details) (USD $)	9 Months Ended	12 Months Ended				191 Months Ended	0 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2012	May 28, 2013 Aero Networks, LLC
Purchase Price
Issuance of Shares	$ 600,000			$ 2,150,000	$ 3,000	$ 2,150,000	$ 600,000
A Fair Value of Warrants Granted							699,765
Total Purchase Price							$ 1,299,765